Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, Plan assets that are measured at fair value as of December 31, 2025 and 2024. There are no Plan assets that are measured on a recurring basis using Level 3 inputs.

	December 31, 2025
	Level 1	Level 2	Total Fair Value Measurements
Investments in registered investment companies	$564,985,896	$—	$564,985,896
Investment in self-directed brokerage account	35,531,897	—	35,531,897
Investment in People Incorporated common stock fund	4,309,467	—	4,309,467
Investments in common collective trust funds	—	1,147,120,062	1,147,120,062
Total investments, at fair value	$604,827,260	$1,147,120,062	$1,751,947,322

	December 31, 2024
	Level 1	Level 2	Total Fair Value Measurements
Investments in registered investment companies	$503,824,838	$—	$503,824,838
Investment in self-directed brokerage account	28,792,975	—	28,792,975
Investment in People Incorporated common stock fund	6,622,593	—	6,622,593
Investments in common collective trust funds	—	1,027,151,256	1,027,151,256
Total investments, at fair value	$539,240,406	$1,027,151,256	$1,566,391,662